Related Party Transactions - Summary of Transaction With Joint Ventures and Associates (Detail) - Associates and joint ventures [member] - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Disclosure of transactions between related parties [line items]
Loans	[1]	$ 1,190	$ 791
Deposits		202	117
Fees paid for services received		61	59
Guarantees and commitments		$ 93	$ 73

[1]	Includes customers’ liability under acceptances.